Income taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income taxes
Schedule of net (loss) income before income

	2017	2016	2015
	(Millions)
Domestic:
Bermuda	$(95.0)	$(4.9)	$1.2
Foreign:
U.S.	(22.4)	(25.3)	68.9
U.K.	(27.0)	(7.0)	(3.5)
Sweden	(26.1)	(29.5)	15.6
Luxembourg	43.4	105.3	250.9
Netherlands	18.2	(0.1)	(0.1)
Other	(1.0)	(0.6)	0.2
Total (loss) income before income taxes	$(109.9)	$37.9	$333.2

Schedule of total income tax benefit (expense)

	2017	2016	2015
	(Millions)
Current tax (expense):
U.S. Federal	$(0.9)	$2.1	$(0.1)
State	(2.0)	(1.7)	(1.5)
Non-U.S.	(3.6)	(11.4)	(9.6)
Total current tax (expense)	(6.5)	(11.0)	(11.2)
Deferred tax (expense) benefit:
U.S. Federal	(10.7)	16.0	(21.4)
State	—	—	—
Non-U.S.	(9.2)	2.3	(14.5)
Total deferred tax (expense) benefit	(19.9)	18.3	(35.9)
Total income tax (expense) benefit	$(26.4)	$7.3	$(47.1)

Schedule of effective rate reconciliation

	2017	2016	2015
	(Millions)
Tax benefit (expense) at the statutory rate	$24.2	$(8.3)	$(73.3)
Differences in taxes resulting from:
Tax rate change enacted in the United States	(29.7)	—	—
Non-Sweden Earnings	(19.1)	(8.0)	17.1
Foreign tax credits	2.2	6.9	6.5
Change in valuation allowance including benefit from intercompany debt restructuring	1.4	55.0	11.3
Tax reserve adjustments	(0.7)	(6.0)	(5.7)
Withholding taxes	(0.8)	(1.4)	(1.9)
Tax rate change enacted in Luxembourg	0.4	(30.6)	—
Other, net	(4.3)	(0.3)	(1.1)
Total income tax (expense) benefit on pre-tax earnings	$(26.4)	$7.3	$(47.1)

Schedule of deferred tax assets and liabilities

	2017	2016
	(Millions)
Deferred income tax assets related to:
Non-U.S. net operating loss carry forwards	$305.1	$270.8
U.S. federal net operating loss and capital carry forwards	34.7	40.0
Tax credit carry forwards	18.3	15.2
Loss reserve discount	8.9	22.0
Incentive compensation and benefits accruals	2.0	6.3
Net unrealized investment losses	1.8	3.4
Unearned Premiums	1.5	2.0
Allowance for doubtful accounts	1.4	2.3
Deferred interest	0.2	0.3
Additional DTA as result of intercompany debt restructuring	—	7.4
Foreign currency translations on investments and other assets	—	2.0
Other items	3.6	2.6
Total gross deferred income tax assets	377.5	374.3
Valuation allowance	(71.8)	(58.1)
Total adjusted deferred tax asset	305.7	316.2
Deferred income tax liabilities related to:
Safety Reserve (See Note 19)	286.6	259.7
Intangible assets	42.0	—
Foreign currency translations on investments and other assets	7.3	—
Purchase accounting	2.4	3.5
Deferred acquisition costs	1.2	3.4
Investment basis differences	1.1	8.7
Other items	3.2	1.5
Total deferred income tax liabilities	343.8	276.8
Net deferred tax (liability) asset	$(38.1)	$39.4

Schedule of net operating loss and capital loss carryforwards

	2017
	United States	Luxembourg	Sweden	Netherlands	UK	TOTAL
	(Millions)
2018 - 2022	$0.6	$—	$—	$1.0	$—	$1.6
2022 - 2037	166.7	—	—	0.4	—	167.1
No expiration date	—	1,043.3	220.3	—	56.3	1,319.9
Total	167.3	1,043.3	220.3	1.4	56.3	1,488.6
Gross Deferred Tax Asset	35.1	271.4	22.5	0.3	10.8	340.1
Valuation Allowance	—	(71.9)	—	(0.3)	—	(72.2)
Net Deferred Tax Asset	$35.1	$199.5	$22.5	$—	$10.8	$267.9

Schedule of reconciliation of the beginning and ending amount of unrecognized tax benefits

	Permanent	Temporary	Interest and
	Differences(1)	Differences(2)	Penalties(3)	Total
	(Millions)
Balance at January 1, 2015	$15.0	$6.7	$0.1	$21.8
Changes in prior year tax positions	—	—	—	—
Tax positions taken during the current year	5.0	(0.1)	—	4.9
Lapse in statute of limitations	(0.2)	—	(0.1)	(0.3)
Settlements with tax authorities	—	—	—	—
Balance at December 31, 2015	$19.8	$6.6	$—	$26.4
Changes in prior year tax positions	—	—	—	—
Tax positions taken during the current year	4.4	(2.5)	0.2	2.1
Lapse in statute of limitations	—	—	—	—
Settlements with tax authorities	—	—	—	—
Balance at December 31, 2016	$24.2	$4.1	$0.2	$28.5
Changes in prior year tax positions	0.2	(0.1)	0.1	0.2
Tax positions taken during the current year	3.8	(2.2)	—	1.6
Lapse in statute of limitations	(0.5)	—	—	(0.5)
Settlements with tax authorities	(0.3)	—	(0.2)	(0.5)
Balance at December 31, 2017	$27.4	$1.8	$0.1	$29.3
(1)	Represents the amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate.
(2)	Represents the amount of unrecognized tax benefits that, if recognized, would create a temporary difference between the reported amount of an item in the Consolidated Balance Sheets and its tax basis.
(3)	Net of tax benefit.